CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	¥ (1,191,213)	¥ (669,214)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	(159,714)	(386,951)
Comprehensive loss	(1,350,927)	(1,056,165)
Comprehensive loss attributable to non-controlling interests	1,566
Comprehensive loss attributable to redeemable non-controlling interests	2,592	2,807
Comprehensive loss attributable to GDS Holdings Limited shareholders	¥ (1,346,769)	¥ (1,053,358)